Summary Prospectus	February 28, 2014
Invesco Global Markets Strategy Fund
Class: A (GMSDX), C (GMSEX), R (GMSJX), Y (GMSHX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 28, 2014, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund's investment objective is to seek a positive absolute return over a complete economic and market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	1.50%	1.50%	1.50%	1.50%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[1]	0.45	0.45	0.45	0.45

Acquired Fund Fees and Expenses	0.06	0.06	0.06	0.06

Total Annual Fund Operating Expenses[1]	2.26	3.01	2.51	2.01

Fee Waiver and/or Expense Reimbursement[1,2]	0.46	0.46	0.46	0.46

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.80	2.55	2.05	1.55

1	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year. Effective December 17, 2013, "Fee Waiver and/or Expense Reimbursement" and "Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement" are restated as a result of a change in the Fund's contractual fee waiver agreement.
2	Effective December 17, 2013, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.80%, 2.55%, 2.05% and 1.55%, respectively, of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2015. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$723	$1,176	$1,654	$2,969

Class C	$358	$ 887	$1,542	$3,295

Class R	$208	$ 738	$1,294	$2,811

Class Y	$158	$ 586	$1,040	$2,301

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$723	$1,176	$1,654	$2,969

Class C	$258	$ 887	$1,542	$3,295

Class R	$208	$ 738	$1,294	$2,811

Class Y	$158	$ 586	$1,040	$2,301

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
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Principal Investment Strategies of the Fund
The Fund’s investment strategy is designed to provide capital loss protection during down markets. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three assets classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 20% of the Fund’s portfolio, and this portion of the Fund holds only long positions in derivatives. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The tactical asset allocation process will result in the Fund having long and short positions within or among one or more of the three asset classes (equities, fixed income and commodities). The tactical asset allocation process likely will account for the majority of the Fund’s volatility and performance. The strategic and tactical processes are intended to diversify portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, the Fund may invest directly in common stock. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure (as part of the strategic process) and to add long or short exposure to the asset classes (as part of the tactical process) when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for the Fund will be, on average, approximately 9%. The Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore the Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers. The Fund’s investment strategy seeks to achieve a positive absolute return over a complete economic and market cycle, notwithstanding the expected short and intermediate term volatility in the net asset value of the Fund.
The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. When the tactical position is negative for an investment and its size is larger than the strategic position for that investment, the result is a short derivative position. The size and number of short derivative positions held by the Fund will vary with the market environment. In some cases there will be no short derivative positions in the Fund. In other cases the net short derivative exposure of the Fund (the amount by which short positions exceed long positions) could be 50% of net asset value or higher. The Fund’s long positions in derivative instruments generally will benefit from an increase in the price of the underlying investment. The Fund’s short positions in derivative instruments generally will benefit from a decrease in the price of the underlying investment.
The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, the Fund may invest directly in common stock. The Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term duration.
2                                  Invesco Global Markets Strategy Fund
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The Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, at least 40% of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain 50% to 100% of its total assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The derivative instruments in which the Fund will principally invest will include but are not limited to futures and swap agreements.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. The Internal Revenue Service has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the Internal Revenue Service suspended issuance in July 2011 of any further private letter rulings pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. The Fund's investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.
Commodity Risk. The Fund’s significant investment exposure to the commodities markets, and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because the Fund's investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers the Fund's risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to
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changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.
Exchange-Traded Funds Risk. An investment by the Fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund may invest are leveraged. The more the Fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to the Fund's use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The Fund's significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. Because the Fund's investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund's net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of the Fund's net asset value, which increases the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S.Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund's ability to recover should they default.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark
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Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended March 31, 2013): 3.66%
Worst Quarter (ended June 30, 2013): -2.67%
Average Annual Total Returns (for the periods ended December 31, 2013)
	1 Year	Since Inception
Class Y1: Inception (9/26/2012)
Return Before Taxes	6.68%	6.17%
Return After Taxes on Distributions	4.37	4.34
Return After Taxes on Distributions and Sale of Fund Shares	4.41	4.14

Class A2: Inception (8/28/2013)	0.54	1.28

Class C2: Inception (8/28/2013)	4.69	5.16

Class R2: Inception (8/28/2013)	6.13	5.63

Barclays 3-month Treasury Bellwether Index (reflects no deductions for fees, expenses or taxes) (from 09/30/2012)	0.08	0.10

Lipper Absolute Return Funds Index (from 09/30/2012)	4.97	3.88

1	On August 28, 2013, Class H1 shares converted to Class Y shares.
2	Class A, Class C and Class R shares' performance shown prior to the inception date is that of Class H1 shares, restated to reflect the higher 12b-1 fees applicable to Class A, Class C and Class R shares, respectively. Class H1 shares' peformance reflects any applicable fee waivers or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Y shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Scott Wolle	Portfolio Manager (lead)	2012

Mark Ahnrud	Portfolio Manager	2012

Chris Devine	Portfolio Manager	2012

Scott Hixon	Portfolio Manager	2012

Christian Ulrich	Portfolio Manager	2012

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
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Summary Prospectus	February 28, 2014
Invesco Global Markets Strategy Fund
Class: R5 (GMSKX), R6 (GMSLX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated February 28, 2014, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective(s)
The Fund's investment objective is to seek a positive absolute return over a complete economic and market cycle.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fees and expenses of Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in the table.
Shareholder Fees (fees paid directly from your investment)
Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	R5	R6
Management Fees	1.50%	1.50%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[1]	0.34	0.30

Acquired Fund Fees and Expenses	0.06	0.06

Total Annual Fund Operating Expenses[1]	1.90	1.86

Fee Waiver and/or Expense Reimbursement[1,2]	0.35	0.31

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.55	1.55

1	"Other Expenses" and "Total Annual Fund Operating Expenses" for Class R6 are based on estimated amounts for the current fiscal year. Effective December 17, 2013, "Fee Waiver and/or Expense Reimbursement" and "Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement" are restated as a result of a change in the Fund's contractual fee waiver agreement.
2	Effective December 17, 2013, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and R6 shares to 1.55% of the Fund's average daily net assets. Invesco has also contractually agreed to waive a portion of the Fund's management fee in an amount equal to the net management fee that Invesco earns on the Fund's investments in certain affiliated funds. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2015. The fee waiver agreements cannot be terminated during their terms.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class R5	$158	$563	$994	$2,194

Class R6	$158	$555	$977	$2,155

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund’s investment strategy is designed to provide capital loss protection during down markets. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three assets classes will be achieved primarily (generally over 65% based on notional exposure) through investments in derivative instruments including but not limited to futures and swap agreements.
The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 20% of the Fund’s portfolio, and this portion of the Fund holds only long positions in derivatives. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The tactical asset allocation process will result in the Fund having long and short positions within or among one or more of the three asset classes (equities,
1                                  Invesco Global Markets Strategy Fund
invesco.com/usGMS-SUMPRO-2

fixed income and commodities). The tactical asset allocation process likely will account for the majority of the Fund’s volatility and performance. The strategic and tactical processes are intended to diversify portfolio risk in a variety of market conditions.
The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. In addition, the Fund may invest directly in common stock. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure (as part of the strategic process) and to add long or short exposure to the asset classes (as part of the tactical process) when they believe it will benefit the Fund. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.
The Fund’s net asset value over a short to intermediate term is expected to be volatile because of the significant use of derivatives and other instruments that provide economic leverage including commodity-linked notes, exchange-traded funds (ETFs) and exchange-traded notes (ETNs). Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for the Fund will be, on average, approximately 9%. The Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore the Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers. The Fund’s investment strategy seeks to achieve a positive absolute return over a complete economic and market cycle, notwithstanding the expected short and intermediate term volatility in the net asset value of the Fund.
The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.
The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.
Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.
The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments.
Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.
In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. When the tactical position is negative for an investment and its size is larger than the strategic position for that investment, the result is a short derivative position. The size and number of short derivative positions held by the Fund will vary with the market environment. In some cases there will be no short derivative positions in the Fund. In other cases the net short derivative exposure of the Fund (the amount by which short positions exceed long positions) could be 50% of net asset value or higher. The Fund’s long positions in derivative instruments generally will benefit from an increase in the price of the underlying investment. The Fund’s short positions in derivative instruments generally will benefit from a decrease in the price of the underlying investment.
The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. In addition, the Fund may invest directly in common stock. The Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5 – 10 years) and long (10 plus years) term duration. The Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund V Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.
Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. Under normal circumstances, at least 40% of the Fund’s net assets will provide exposure to investments that are economically tied to countries other than the U.S.
The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and
2                                  Invesco Global Markets Strategy Fund
invesco.com/usGMS-SUMPRO-2

other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.
The Fund generally will maintain 50% to 100% of its total assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The derivative instruments in which the Fund will principally invest will include but are not limited to futures and swap agreements.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. The Internal Revenue Service has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the Internal Revenue Service suspended issuance in July 2011 of any further private letter rulings pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.
Commodity-Linked Notes Risk. The Fund's investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.
Commodity Risk. The Fund’s significant investment exposure to the commodities markets, and/or a particular sector of the commodities markets, which may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.
Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because the Fund's investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers the Fund's risk allocation process may not succeed in achieving its investment objective.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
Currency/Exchange Rate Risk. The dollar value of the Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for the Fund than most other mutual funds because the Fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks and bonds.
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund
3                                  Invesco Global Markets Strategy Fund
invesco.com/usGMS-SUMPRO-2

participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.
Exchange-Traded Funds Risk. An investment by the Fund in exchange-traded funds generally presents the same primary risks as an investment in a mutual fund. In addition, an exchange-traded fund may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund may invest are leveraged. The more the Fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
Foreign Government Debt Risk. Investments in foreign government debt obligations involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to the Fund's use of derivatives that provide leveraged exposure to government bonds.
Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The Fund's significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. Because the Fund's investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund's net asset value. Further, the portfolio managers’ use of short derivative positions and instruments that provide economic leverage increases the volatility of the Fund's net asset value, which increases the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect the Fund and its shareholders.
U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S.Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund's ability to recover should they default.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund's Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended March 31, 2013): 3.66%
Worst Quarter (ended June 30, 2013): -2.67%
4                                  Invesco Global Markets Strategy Fund
invesco.com/usGMS-SUMPRO-2

Average Annual Total Returns (for the periods ended December 31, 2013)
	1 Year	Since Inception
Class R5[1]: Inception (8/28/2013)
Return Before Taxes	6.68%	6.17%
Return After Taxes on Distributions	4.37	4.34
Return After Taxes on Distributions and Sale of Fund Shares	4.41	4.14

Class R6[1]: Inception (8/28/2013)	6.68	6.17

Barclays 3-month Treasury Bellwether Index (reflects no deductions for fees, expenses or taxes) (from 09/30/2012)	0.08	0.10

Lipper Absolute Return Funds Index (from 09/30/2012)	4.97	3.88

1	Class R5 and Class R6 shares' performance shown prior to the inception date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares. Class H1 shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Class H1 shares was September 26, 2012. On August 28, 2013, Class H1 shares converted to Class Y shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Scott Wolle	Portfolio Manager (lead)	2012

Mark Ahnrud	Portfolio Manager	2012

Chris Devine	Portfolio Manager	2012

Scott Hixon	Portfolio Manager	2012

Christian Ulrich	Portfolio Manager	2012

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246.
There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.
Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
5                                  Invesco Global Markets Strategy Fund
invesco.com/usGMS-SUMPRO-2

6                                  Invesco Global Markets Strategy Fund
invesco.com/usGMS-SUMPRO-2

7                                  Invesco Global Markets Strategy Fund
invesco.com/usGMS-SUMPRO-2

invesco.com/usGMS-SUMPRO-2